Convertible Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Convertible Notes

3. Convertible Notes

August 2021 Note

In August 2021, the Company entered into a convertible loan agreement with an unrelated party for a commitment of up to $195,000 with a 5% original issue discount and a 9% interest rate. The loan was repaid in its entirety in February 2023.

December 2021 Note

In December 2021, the Company entered into a loan agreement with an unrelated party with a principal amount of $25,000, a 10% original issue discount and a 6% interest rate. Concurrent with the closing of the Company’s IPO in February 2023, the note converted according to its terms into 6,939 shares of common stock. No gain or loss was recognized on the conversion.

Convertible Bridge Notes

In 2022, the Company received approximately $991,000 of gross proceeds from the issuance of Convertible Bridge Notes from several offerings. Concurrent with the closing of the Company’s IPO in February 2023, all of the Convertible Bridge Notes converted according to their terms into 269,513 shares of common stock. No gain or loss was recognized on the conversions.

4. Convertible Notes

March 2020 Note

On March 27, 2020, the Company entered into a convertible loan agreement with the Maryland Technology Development Corporation with a principal balance of $200,000 at 6% interest. The maturity date of the loan was September 27, 2021. During the year ended December 31, 2022, the full amount of the loan and interest totaling $226,138 was converted into 205,984 shares of common stock of the Company, in accordance with the conversion notice submitted by the noteholder. Pursuant to the note agreement, the number of shares that the note converted into was based on the note balance plus accrued interest, divided by $5,000,000, times the fully diluted equity of the company, excluding convertible securities issued for capital raising purposes. There was no gain or loss due to conversion being within the terms of the agreement.

August 2021 Note

In August 2021, the Company entered into a convertible loan agreement with an unrelated party for a commitment of up to $195,000 with a 5% original issue discount and a 9% interest rate. The loan provided for a maturity date of February 9, 2022. We borrowed $72,000 and $123,000 of principal in the years ended December 31, 2021 and 2022, respectively. The noteholder had the right to convert the principal and interest into common shares of the Company at the IPO at a 20% discount to the IPO price.

As of December 31, 2022, the loan was outstanding with a principal balance of $195,000 and accrued interest of $35,078. The loan was paid in its entirety in February 2023.

In connection with the convertible loan agreement, the Company also issued 195,000 Warrants with an exercise price of $1.00 exercisable for five years from issuance. In May 2022, the Company and the note holder agreed to cancel and void the warrants and enter into a new agreement for 225,000 warrants with an exercise price of $2.50. The Company assessed the differences in fair value and determined that they were de minimis and expensed the full value of the new warrants.

December 2021 Note

On December 20, 2021, the Company entered into a loan agreement with an unrelated party. The loan provided for a December 19, 2022 maturity, a 10% original issue discount and a 6% interest rate. The Company received $25,000 of proceeds from this note.

The note was automatically convertible into shares of common stock at a discount to the IPO price or based on the valuation of the Company, whichever was more favorable to the holder.

Initially, the loan was estimated to be issued with 355,114 warrants. Subsequent to the closing of the loan agreement, the Company enhanced the terms of the Bridge Note Offering under which the loan was closed and in April 2022 closed on the sale of approximately $1 million in face value of convertible bridge notes. Pursuant to the enhanced terms, the warrants were issued concurrently with the conversion of the note.

Concurrent with the closing of the Company’s IPO, the note converted according to its terms into 6,939 shares of common stock. No gain or loss was recognized on the conversion.

Convertible Bridge Notes

On April 11, 2022, the Company entered into an Exclusive placement agent and/or underwriter agreement with WallachBeth Capital LLC in connection with a proposed private and/or public offerings by the Company. On April 28, 2022, the Company received approximately $775,000 of proceeds, net of approximately $91,000 of fees and a 10% original issue discount from the sale of Convertible Bridge Notes and Warrants to several institutional investors and several individual accredited investors. In addition, the Company also received $100,000 from the sale of a Convertible Bridge Note and Warrants to a related party earlier in April. In September 2022, the Company received an additional $25,000 of proceeds, net of a 10% original issue discount from the sale of an additional Convertible Bridge Note and Warrant to an unrelated party.

The Convertible Bridge Notes were initially convertible at the IPO at a 20% discount to the IPO price. The Convertible Bridge Notes provided for an original maturity date of October 31, 2022.

In connection with the Convertible Bridge Notes, the purchasers were also entitled to conditional warrants to be issued upon completion of the Company’s IPO. The agreement provided for the warrants to be exercisable for a period of five years from issuance at an exercise price equal to 110% of the IPO price or, if the Company failed to complete the IPO before October 22, 2022, 90% of the IPO price.

In the fourth quarter of 2022, the Company amended the Convertible Bridge Notes to (a) extend the maturity date until December 31, 2022, (b) provide that the conversion right would include interest through November 30, 2022, with interest accruing beyond that date being paid in cash and (c) revise the conversion price to be $4.27 based on a $25 million Company valuation.

Concurrent with the closing of the Company’s IPO in February 2023, all of the Convertible Bridge Notes converted according to their terms into 269,513 shares of common stock. No gain or loss was recognized on the conversion.